BORROWINGS - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short and long term bank borrowings
Unused loan facilities (in RMB) or (in dollars)	¥ 3,164,371	$ 458,791	¥ 1,217,835
Long Term Bank Borrowings
Short and long term bank borrowings
Long-term bank borrowings, weighted average interest rate	5.11%	5.11%	5.31%